FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2006

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
	[  ]  is a restatement
	[  ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		Steven Charles Capital, Ltd.
Address:	First Federal Plaza
		28 East Main Street, Suite 1500
		Rochester, NY  14614-1917

13F File Number:  028-06415

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Martha Jo Pulver
Title:	Vice President/Chief Compliance Officer
Phone:	585-325-1870

Signature, Place and Date of Signing:

Martha Jo Pulver
Rochester, New York
November 6, 2006

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  43

Form 13F Information Table Value Total:  $85310

List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100      642    13227 SH       SOLE                    13227
Amazon.com Inc.                COM              023135106     1975    61500 SH       SOLE                    61500
American Express Co.           COM              025816109     2026    36128 SH       SOLE                    36128
Amgen, Inc.                    COM              031162100      735    10275 SH       SOLE                    10275
Anheuser-Busch Companies, Inc. COM              035229103     1255    26411 SH       SOLE                    26411
Berkshire Hathaway Cl. B       COM              084670207     4136     1303 SH       SOLE                     1303
Caterpillar, Inc.              COM              149123101     1534    23310 SH       SOLE                    23310
Cisco Systems, Inc.            COM              17275R102     2718   118295 SH       SOLE                   118295
Citigroup, Inc.                COM              172967101     2751    55390 SH       SOLE                    55390
Coca-Cola Co.                  COM              191216100     4061    90886 SH       SOLE                    90886
ConocoPhillips                 COM              20825C104     1601    26888 SH       SOLE                    26888
Costco Cos.                    COM              22160K105     1926    38768 SH       SOLE                    38768
Dell, Inc.                     COM              24702R101     3291   144108 SH       SOLE                   144108
Exxon Mobil Corp.              COM              30231G102      338     5034 SH       SOLE                     5034
Gannett Co., Inc.              COM              364730101      362     6375 SH       SOLE                     6375
General Electric Co.           COM              369604103     3159    89485 SH       SOLE                    89485
HSBC Holdings PLC Spons. ADR   COM              404280406     2417    26407 SH       SOLE                    26407
Home Depot, Inc.               COM              437076102     3367    92837 SH       SOLE                    92837
Intel Corp.                    COM              458140100     1351    65687 SH       SOLE                    65687
JPMorgan Chase & Co., Inc.     COM              46625H100     3187    67874 SH       SOLE                    67874
Johnson & Johnson, Inc.        COM              478160104     2808    43233 SH       SOLE                    43233
Medco Health Solutions, Inc.   COM              58405U102     1538    25585 SH       SOLE                    25585
Medtronic, Inc.                COM              585055106     1931    41572 SH       SOLE                    41572
Microsoft Corp.                COM              594918104     3359   122828 SH       SOLE                   122828
North Fork Bancorp             COM              659424105     1219    42580 SH       SOLE                    42580
Oil Service Holders Tr. Dep. R COM              678002106     1977    15225 SH       SOLE                    15225
Paychex, Inc.                  COM              704326107      471    12777 SH       SOLE                    12777
Pfizer, Inc.                   COM              717081103     3335   117591 SH       SOLE                   117591
Procter & Gamble Co.           COM              742718109     3731    60192 SH       SOLE                    60192
Pulte Homes Corp.              COM              745867101     1617    50751 SH       SOLE                    50751
State Street Corp.             COM              857477103      245     3930 SH       SOLE                     3930
Stryker Corp.                  COM              863667101     1035    20871 SH       SOLE                    20871
Symbol Technologies, Inc.      COM              871508107      423    28467 SH       SOLE                    28467
Sysco Corp.                    COM              871829107     2055    61445 SH       SOLE                    61445
Time Warner, Inc.              COM              887317105     3410   187049 SH       SOLE                   187049
Tyco International Ltd.        COM              902124106     2595    92711 SH       SOLE                    92711
UnitedHealthcare Group, Inc.   COM              91324P102     2717    55225 SH       SOLE                    55225
Wal-Mart Stores                COM              931142103     2871    58216 SH       SOLE                    58216
Wells Fargo & Co.              COM              949746101     2120    58594 SH       SOLE                    58594
eBay, Inc.                     COM              278642103     2098    73975 SH       SOLE                    73975
iShares Dow Jones Select Divid COM              464287168      558     8400 SH       SOLE                     8400
iShares MSCI Japan Index Fund  COM              464286848      203    15000 SH       SOLE                    15000
iShares MSCI Taiwan Index Fund COM              464286731      161    12600 SH       SOLE                    12600